LANDMARK (SM) FUNDS

October 25, 1995

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

                              Rule 24f-2 Notice
                              LANDMARK TAX FREE RESERVES (the "Trust")
                              (File No. 2-87509)

Gentlemen:

The following information is filed pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940:

(1) This Notice is filed for the Trust's fiscal year which ended on August 31, 1995;

(2) No Shares of Beneficial Interest (without par value) ("Shares") of Landmark Tax Free Reserves, a series of the Trust, had been registered under the Securities Act of 1933, as amended, at the beginning of such fiscal year other than pursuant to Rule 24f-2;

(3) The Trust did not register any Shares during such fiscal year other than pursuant to Rule 24f-2;

(4)   During such fiscal year the Trust sold 874,265,741.29
      Shares1/; and


     1/The basis for the calculation of the fee specified in Rule 24f-2(c) was calculated as follows:

The actual aggregate sale price for Shares sold pursuant to Rule 24f-2 during the Trust's fiscal year
    ended August 31, 1995                                 $874,265,741.29
less the difference
    between the actual aggregate
    redemption price for Shares
    redeemed during such fiscal year,               $717,498,286.74
   and
    the actual aggregate redemption
    price for Shares redeemed during                $          0.00
    such fiscal year which were previously
    applied by the Trust pursuant to Rule 24e-2(a)        $717,498,286.74

                                                          $156,767,454.55

Securities and Exchange Commission
October 25, 1995
Page 2


(5) During such fiscal year the Trust sold 874,265,741.29 Shares in reliance upon registration pursuant to Rule 24f-2.

Payment of $54,058.12 was received by the S.E.C. on October 24, 1995 for SEC file no. 2-87509, as specified in Rule 24f-2(c).
The wire went to the following account:

           Mellon Bank
           Pittsburgh
           SEC Acct #910-8739
           ABA #043-000-261

We also enclose an opinion of Bingham, Dana & Gould, counsel to the Trust, as required by Rule 24f-2(b)(1).

Please call the undersigned at (617) 423-1679 if there are any questions concerning this Notice.

Very truly yours,



Barbara M. O'Dette
Assistant Treasurer

Enclosures

cc:  Messrs. Coolidge
             Joseph